UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Atlantic Trust Co., N.A.
           ------------------------------------------
Address:   100 Federal Street
           Boston, MA 02110
           ------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Stephen E. Prostana
        -------------------------
Title:  COO & CFO
        -------------------------
Phone:  212-259-3810
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen E. Prostana                  Boston, MA                   11/06/2002
-----------------------                  ----------                   ----------
      [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           77
                                              -----------

Form  13F  Information  Table  Value  Total:  $   209,351
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3M COMPANY COM                 COM              88579Y101     3694   33594 SH       DEFINED            32879    715    0
ABBOTT LABS                    COM              2824100       1151   28485 SH       DEFINED            27865    620    0
AIR PRODS & CHEMS INC          COM              9158106       1709   40678 SH       DEFINED            39798    880    0
ALLERGAN INC COM               COM              18490102      1110   20400 SH       DEFINED            20080    320    0
AMERICAN INTL GROUP INC        COM              26874107      3416   62448 SH       DEFINED            60981   1467    0
AMGEN INC                      COM              31162100      2230   53468 SH       DEFINED            52098   1370    0
AMSOUTH BANCORPORATION         COM              32165102      6171  297520 SH       SOLE              297520      0    0
ANALOG DEVICES INC             COM              32654105      2094  106271 SH       DEFINED           103346   2925    0
APOGENT TECHNOLOGIES           COM              03760A101      385   20629 SH       DEFINED            18829   1800    0
AUSPEX SYS INC COM             COM              52116100        20   51400 SH       SOLE               51400      0    0
AUTOMATIC DATA PROCESSING      COM              53015103      2340   67286 SH       DEFINED            65721   1565    0
AVON PRODS INC                 COM              54303102      2301   49915 SH       DEFINED            48960    955    0
BERKSHIRE HATHAWAY INC DEL CL  COM              84670207      2026     822 SH       SOLE                 822      0    0
BEST BUY INC COM               COM              86516101       920   41220 SH       DEFINED            40286    934    0
BIOCRYST PHARMACEUTICALS INC   COM              09058V103       19   15796 SH       SOLE               15796      0    0
BP P.L.C.                      COM              55622104      2960   74176 SH       DEFINED            72476   1700    0
CARDINAL HLTH INC              COM              14149Y108     2782   44730 SH       DEFINED            44050    680    0
CHEVRONTEXACO CORPORATION      COM              166764100      239    3453 SH       DEFINED             3145    308    0
CINTAS CORP                    COM              172908105      845   20147 SH       DEFINED            19530    617    0
CISCO SYS INC                  COM              17275R102     1194  113938 SH       DEFINED           106244   7694    0
CITIGROUP INC.                 COM              172967101     2280   76903 SH       DEFINED            75955    948    0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     2407   69263 SH       DEFINED            67413   1850    0
COCA COLA CO                   COM              191216100     1153   24037 SH       SOLE               24037      0    0
COLGATE PALMOLIVE CO           COM              194162103    73164 1356140 SH       DEFINED          1355730    410    0
CONCORD EFS INC COM            COM              206197105      840   52875 SH       DEFINED            51635   1240    0
DELL COMPUTER CORP COM         COM              247025109     2855  121441 SH       DEFINED           118696   2745    0
DONALDSON INC                  COM              257651109      655   19080 SH       SOLE               19080      0    0
EXXON CORPORATION              COM              30231G102      818   25658 SH       SOLE               25658      0    0
FANNIE MAE                     COM              313586109     2591   43512 SH       DEFINED            42972    540    0
FIFTH THIRD BANCORP COM        COM              316773100     1852   30250 SH       DEFINED            29520    730    0
FIRST DATA CORP                COM              319963104     2612   93468 SH       DEFINED            90743   2725    0
FREDDIE MAC                    COM              313400301     1680   30060 SH       DEFINED            29245    815    0
GENERAL DYNAMICS CORP COM      COM              369550108     1938   23831 SH       DEFINED            23251    580    0
GENERAL ELEC CO                COM              369604103      986   39982 SH       DEFINED            39682    300    0
GENUINE PARTS CO               COM              372460105      296    9660 SH       SOLE                9660      0    0
GILLETTE COMPANY               COM              375766102      325   10979 SH       DEFINED            10367    612    0
GOLDMAN SACHS GROUP INC        COM              38141G104     1434   21718 SH       DEFINED            21158    560    0
GRAINGER W W INC               COM              384802104      397    9332 SH       SOLE                9332      0    0
GREY WOLF INC COM              COM              397888108      145   40300 SH       SOLE               40300      0    0
HARMAN INTL INDS INC NEW COM   COM              413086109      564   10900 SH       SOLE               10900      0    0
HOME DEPOT INC                 COM              437076102     2015   77205 SH       DEFINED            74930   2275    0
I B M                          COM              459200101     1019   17476 SH       DEFINED            17146    330    0
ILLINOIS TOOL WKS INC          COM              452308109     2229   38214 SH       DEFINED            37399    815    0
INPUT/OUTPUT INC COM           COM              457652105       81   17000 SH       SOLE               17000      0    0
JOHNSON & JOHNSON              COM              478160104     4415   81635 SH       DEFINED            80965    670    0
LIBERTY MEDIA CORP SERIES A CO COM              530718105     1864  259645 SH       DEFINED           253465   6180    0
LOCKHEED MARTIN CORP COM       COM              539830109     2785   43065 SH       DEFINED            42615    450    0
LUCENT TECHNOLOGIES INC COM    COM              549463107        8   10376 SH       SOLE               10376      0    0
MAXYGEN INC COM                COM              577776107      429   69140 SH       SOLE               69140      0    0
MBNA CORP                      COM              55262L100     1513   82331 SH       DEFINED            79813   2518    0
MEDTRONIC INC                  COM              585055106     4718  112021 SH       DEFINED           109091   2930    0
MIDDLEBURG FINANCIAL CORP COM  COM              596094102     1868   39600 SH       SOLE               39600      0    0
MOLEX INC CL A                 COM              608554200      216   10307 SH       SOLE               10307      0    0
NETSCOUT SYS INC COM           COM              64115T104      476  130000 SH       SOLE              130000      0    0
NORTHERN TR CORP               COM              665859104      951   25218 SH       DEFINED            24733    485    0
PEPSICO INC                    COM              713448108     2252   60945 SH       DEFINED            59295   1650    0
PFIZER INC                     COM              717081103     4027  138752 SH       DEFINED           135334   3418    0
PROCTER & GAMBLE COMPANY       COM              742718109      459    5132 SH       SOLE                5132      0    0
PROTECTIVE LIFE CORP           COM              743674103     5363  174300 SH       SOLE              174300      0    0
QUALCOMM INC COM               COM              747525103     1081   39141 SH       DEFINED            37961   1180    0
SAFEWAY INC COM NEW            COM              786514208      889   39860 SH       DEFINED            38860   1000    0
SLM CORPORATION COM            COM              78442P106     1135   12190 SH       DEFINED            11940    250    0
SOUTHTRUST CORP                COM              844730101     7834  323064 SH       SOLE              323064      0    0
SPDR TR UNIT SER 1             COM              78462F103     2140   26170 SH       DEFINED            17310   8860    0
STAPLES INC                    COM              855030102      564   44093 SH       SOLE               44093      0    0
STATE STREET CORP              COM              857477103      954   24680 SH       DEFINED            24380    300    0
SYSCO CORP                     COM              871829107     3236  114000 SH       DEFINED           111335   2665    0
TARGET CORP                    COM              87612E106     2587   87640 SH       DEFINED            85350   2290    0
TENET HEALTHCARE CORP          COM              88033G100     3703   74804 SH       DEFINED            74006    798    0
UNITED PARCEL SVC INC CL B     COM              911312106     2004   32041 SH       DEFINED            31286    755    0
UNIVERSAL INSURANCE HOLDING IN COM              91359V107      145 2900000 SH       SOLE             2900000      0    0
VERITAS SOFTWARE CO COM        COM              923436109      958   65275 SH       DEFINED            63165   2110    0
VIACOM INC CL B                COM              925524308     3635   89651 SH       DEFINED            87345   2306    0
WAL MART STORES INC            COM              931142103     1418   28794 SH       SOLE               28794      0    0
WALGREEN COMPANY               COM              931422109     2104   68385 SH       DEFINED            66750   1635    0
WEIS MKTS INC COM              COM              948849104      920   27485 SH       SOLE               27485      0    0
WYETH                          COM              983024100      758   23823 SH       DEFINED            23288    535    0